Closed Block (Liabilities and Assets) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Closed Block Liabilities
Future policy benefits	$ 41,278	$ 41,667
Other policy-related balances	249	265
Policyholder dividends payable	468	461
Policyholder dividend obligation	1,783	3,155	$ 1,771	$ 3,828
Current income tax payable	0	1
Other liabilities	380	646
Total closed block liabilities	44,158	46,195
Assets Designated to the Closed Block
Fixed maturity securities available-for-sale, at estimated fair value	27,556	29,199
Equity securities available-for-sale, at estimated fair value	111	91
Mortgage loans	6,022	6,076
Policy loans	4,642	4,646
Real estate and real estate joint ventures	462	666
Other invested assets	1,066	1,065
Total investments	39,859	41,743
Cash and cash equivalents	236	227
Accrued investment income	474	477
Premiums, reinsurance and other receivables	56	67
Current income tax recoverable	11	0
Deferred income tax assets	234	289
Total assets designated to the closed block	40,870	42,803
Excess of closed block liabilities over assets designated to the closed block	3,288	3,392
Amounts included in AOCI:
Unrealized investment gains (losses), net of income tax	1,382	2,291
Unrealized gains (losses) on derivatives, net of income tax	76	28
Allocated to policyholder dividend obligation, net of income tax	(1,159)	(2,051)
Total amounts included in AOCI	299	268
Maximum future earnings to be recognized from closed block assets and liabilities	$ 3,587	$ 3,660